UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    November 13 , 2012


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $279,634 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     8895    96243 SH       Sole                                      96243
Abbott Labs                    COM              002824100     1069    15586 SH       Sole                                      15586
Aggreko PLC                    COM              G0116S169     7237   191465 SH       Sole                                     191465
Apple Computer                 COM              037833100     5446     8164 SH       Sole                                       8164
Auto Data Processing           COM              053015103    10683   182118 SH       Sole                                     182118
Canon Inc. ADR                 COM              138006309     6553   204713 SH       Sole                                     204713
Chevron Corp                   COM              166764100     2437    20908 SH       Sole                                      20908
Coca-Cola Co                   COM              191216100    11309   298160 SH       Sole                                     298160
ConocoPhillips                 COM              20825C104      292     5106 SH       Sole                                       5106
Donaldson Inc                  COM              257651109    16065   462839 SH       Sole                                     462839
Dorchester Minerals LP Com Uni COM              25820R105     1169    53023 SH       Sole                                      53023
Dover Corp                     COM              260003108    10128   170254 SH       Sole                                     170254
Echelon                        COM              27874n105      257    67000 SH       Sole                                      67000
Ecolab Inc                     COM              278865100    10428   160906 SH       Sole                                     160906
Emerson Electric Co            COM              291011104     9168   189934 SH       Sole                                     189934
Exxon Mobil Corp     Com       COM              30231g102     3858    42184 SH       Sole                                      42184
FedEx Corp                     COM              31428x106     8072    95397 SH       Sole                                      95397
Illinois Tool Works            COM              452308109    10933   183848 SH       Sole                                     183848
Intel Corp                     COM              458140100     6923   305586 SH       Sole                                     305586
International Business Machine COM              459200101      527     2539 SH       Sole                                       2539
Johnson & Johnson              COM              478160104    10231   148465 SH       Sole                                     148465
Luminex Corp Com               COM              55027E102      967    49738 SH       Sole                                      49738
Microsoft Corp                 COM              594918104     8581   288338 SH       Sole                                     288338
Molex Inc.                     COM              608554101     9606   365512 SH       Sole                                     365512
National Instr Corp            COM              636518102     7210   286916 SH       Sole                                     286916
Nordson Corp                   COM              655663102    15641   267134 SH       Sole                                     267134
Novartis AG                    COM              66987V109     9345   152546 SH       Sole                                     152546
Paccar                         COM              693718108     7390   184660 SH       Sole                                     184660
PepsiCo Inc                    COM              713448108     9182   129743 SH       Sole                                     129743
Procter & Gamble               COM              742718109    11917   171813 SH       Sole                                     171813
Sabine Royalty Trust UBI       COM              785688102      860    16652 SH       Sole                                      16652
San Juan Basin Royalty Trust   COM              798241105     8735   616452 SH       Sole                                     616452
Schlumberger Ltd               COM              806857108    10007   138352 SH       Sole                                     138352
Sigma Aldrich                  COM              826552101    12353   171632 SH       Sole                                     171632
Telefonica de Espana           COM              879382208      542    40779 SH       Sole                                      40779
United Parcel Svc Cl B         COM              911312106     8533   119220 SH       Sole                                     119220
W.W. Grainger                  COM              384802104    17085    81993 SH       Sole                                      81993
REPORT SUMMARY		       37 DATA RECORDS		     279634         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

